LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2024
LOSS PER ORDINARY SHARE
LOSS PER ORDINARY SHARE

NOTE 23: — LOSS PER ORDINARY SHARE

Details of the number of shares and loss used in the computation of basic and diluted loss per share:

	Number of shares
	2024	2023	2022
Weighted number of Ordinary shares(*)	48,579,804	44,907,105	7,930,928

	Year ended December 31,
	2024	2023	2022
Loss	$22,491	$65,473	$24,701
Preferred shares dividend (**)	—	639	9,038
For the computation of basic and diluted loss per share	$22,491	$66,112	$33,739
(*)	The computation of diluted loss per share did not take into account potential Ordinary shares (detailed below) due to their anti-dilutive effect:
a.	6,718,602 options and RSUs to employees, directors and consultants outstanding as of December 31, 2024 under the share-based compensation plan (5,828,733 and 5,286,884 as of December 31, 2023 and 2022, respectively).
b.	633,681 Ordinary shares as of December 31, 2023 to be issued contingent upon future conditions, as part of the acquisition of a technology asset and as part of the launch of the DACC (see Note 16c.1) and 1,228,410 as of December 31, 2022 Ordinary shares to be issued contingent upon future conditions, a consideration in a business combination, as part of the acquisition of a technology asset and as part of the launch of the DACC (see Note 16c.1) (as of December 31, 2024 – nil).
c.	27,660,151 Preferred shares outstanding as of December 31, 2022. (see Note 16c).
d.	14,850,000 Warrants outstanding as of December 31, 2024 and as of December 31, 2023.
e.	99,303 Ordinary shares that were issued as part of the acquisition of Shipsta (see Note 5) and are subject to certain restrictions and were retained for customary holdbacks and net working capital adjustment.
(**)	In January 2023 the Company converted all of its Preferred shares to Ordinary shares as part of the Transactions - see Note 1d.